Debt - Summary of Short Term Debt Maturities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 51,745,841	$ 82,607,259	$ 2,615
Weighted average interest rate	4.00%	5.10%
Senior Notes 1 [member] | Domestic Senior Notes [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 2,910,110	$ 2,000,000
Senior Notes 1 [member] | Foreign [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	26,084,386	50,955,191
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	22,714,383	29,619,908
Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 36,962	$ 32,160